Schedule H, Line 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
ITW SAVINGS AND INVESTMENT PLAN

Schedule H, Line 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

As of December 31, 2025

Employer Identification Number 36-1258310, Plan Number 003

(b) Identity of Issuer/ (c) Description of Investments	(e) Current Value
*Notes receivable from participants**	$64,738,751

*Party-in-interest
**Interest rates on loans to participants with balances outstanding at December 31, 2025, lowest 3.25% to highest 8.50% maturing 2026 to 2030